Retirement-Related Benefits - All Retirement Plans Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	$ 924	$ 992	$ 1,015
Total	7,732	2,601	2,451
Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	6,693	1,438	1,235
Nonpension Postretirement Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	115	172	202
U.S.
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	555	582	612
Total	6,497	1,029	934
U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	5,857	319	178
U.S. | Nonpension Postretirement Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	85	127	145
Non-US
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	369	409	403
Total	1,235	1,573	1,517
Non-US | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	836	1,119	1,057
Non-US | Nonpension Postretirement Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	30	44	57
Personal Pension Plan (PPP) | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	6,685	1,422	1,224
Personal Pension Plan (PPP) | U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	5,849	303	167
Personal Pension Plan (PPP) | Non-US | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	836	1,119	1,057
Retention Plan | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	8	16	11
Retention Plan | U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	8	16	11
IBM 401(k) Plus Plan and Non-U.S. Defined Contribution Plans
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	899	971	988
IBM 401(k) Plus Plan and Non-U.S. Defined Contribution Plans | U.S.
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	530	561	585
IBM 401(k) Plus Plan and Non-U.S. Defined Contribution Plans | Non-US
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	369	409	403
IBM Excess 401(k) Plus Plan
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	25	21	27
IBM Excess 401(k) Plus Plan | U.S.
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	$ 25	$ 21	$ 27